8. STOCK BASED COMPENSATION - Stock Options (Details) (USD $)	3 Months Ended
Mar. 31, 2014
Equity [Abstract]
Outstanding	10,000,000
Outstanding, Per Share	$ 0.03
Outstanding	4 years 1 month
Outstanding, Value
Granted
Granted, Per Share
Granted	0 years
Granted, Value
Exercised
Exercised, Per Share
Exercised, Value
Forfeited
Forfeited, Per Share
Forfeited, Value
Outstanding	10,000,000
Outstanding, Per Share	$ 0.03
Outstanding	3 years 10 months
Outstanding, Value
Exercisable	10,000,000
Exercisable, Per Share	$ 0.03
Exercisable	3 years 10 months
Exercisable, Value